Oil and Gas Properties - Schedule of PPE Activity, Oil and Gas (Details) - CAD ($) $ in Thousands	6 Months Ended	12 Months Ended
	Jun. 30, 2021	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Reconciliation of changes in property, plant and equipment [abstract]
Impairment	$ 1,126,415	$ 416,000
Oil and gas assets
Reconciliation of changes in property, plant and equipment [abstract]
Balance, beginning of year	3,077,548	3,077,548	$ 5,387,889
Capital expenditures		310,005	275,850
Property acquisitions		274
Divestitures		(4,991)
Transfers from exploration and evaluation assets		7,727	8,585
Change is asset retirement obligations		(12,222)	94,994
Property swaps		(231)	(1,012)
Impairment		1,542,414		$ (2,247,162)
Foreign currency translation		2,788	37,263
Depletion		(458,941)	(478,859)
Balance, end of year		4,464,371	3,077,548	5,387,889
Oil and gas assets | Cost
Reconciliation of changes in property, plant and equipment [abstract]
Balance, beginning of year	11,423,676	11,423,676	11,128,297
Capital expenditures		310,005	275,850
Property acquisitions		274
Divestitures		(37,835)
Transfers from exploration and evaluation assets		7,727	8,585
Change is asset retirement obligations		(12,222)	94,994
Property swaps		(26,131)	(1,190)
Impairment		0	0
Foreign currency translation		(31,977)	(82,860)
Depletion		0	0
Balance, end of year		11,633,517	11,423,676	11,128,297
Oil and gas assets | Accumulated depletion
Reconciliation of changes in property, plant and equipment [abstract]
Balance, beginning of year	$ (8,346,128)	(8,346,128)	(5,740,408)
Capital expenditures		0	0
Property acquisitions		0
Divestitures		32,844
Transfers from exploration and evaluation assets		0	0
Change is asset retirement obligations		0	0
Property swaps		25,900	178
Impairment		1,542,414	(2,247,162)
Foreign currency translation		34,765	120,123
Depletion		(458,941)	(478,859)
Balance, end of year		$ (7,169,146)	$ (8,346,128)	$ (5,740,408)